Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	257,736,270.70	17,851
Yield Supplement Overcollateralization Amount 01/31/25	13,583,025.68	0
Receivables Balance 01/31/25	271,319,296.38	17,851
Principal Payments	12,984,564.60	1,031
Defaulted Receivables	362,170.86	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	12,614,570.80	0
Pool Balance at 02/28/25	245,357,990.12	16,802

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.80%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,852,278.25	283
Past Due 61-90 days	1,865,186.92	84
Past Due 91-120 days	330,111.21	18
Past Due 121+ days	0.00	0
Total	8,047,576.38	385

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Delinquency Trigger Occurred	NO

Recoveries	464,531.90
Aggregate Net Losses/(Gains) - February 2025	(102,361.04)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.45%
Prior Net Losses/(Gains) Ratio	0.10%
Second Prior Net Losses/(Gains) Ratio	0.86%
Third Prior Net Losses/(Gains) Ratio	0.81%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.61%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	33.73

Flow of Funds	$ Amount
Collections	14,472,766.91
Investment Earnings on Cash Accounts	17,904.98
Servicing Fee	(226,099.41)
Transfer to Collection Account	-
Available Funds	14,264,572.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	579,115.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	7,462,422.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,174,672.19

Total Distributions of Available Funds	14,264,572.48

Servicing Fee	226,099.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	252,820,412.30
Principal Paid	12,378,280.58
Note Balance @ 03/17/25	240,442,131.72

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2b
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-3
Note Balance @ 02/18/25	118,650,412.30
Principal Paid	12,378,280.58
Note Balance @ 03/17/25	106,272,131.72
Note Factor @ 03/17/25	39.9519292%

Class A-4
Note Balance @ 02/18/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	89,920,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	29,500,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	14,750,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	711,619.71
Total Principal Paid	12,378,280.58
Total Paid	13,089,900.29

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.33864%
Coupon	4.90864%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	321,344.87
Principal Paid	12,378,280.58
Total Paid to A-3 Holders	12,699,625.45

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7238013
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5901732
Total Distribution Amount	13.3139745

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2080634
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.5348894
Total A-3 Distribution Amount	47.7429528

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	602.86
Noteholders' Principal Distributable Amount	397.14

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	4,915,858.40
Investment Earnings	16,034.72
Investment Earnings Paid	(16,034.72)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,728,366.09	$2,024,336.91	2,321,738.09
Number of Extensions	88	103	113
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.71%	0.77%